Share Capital - Rights of the Shares (Details) - Deferred Shares of $0.000469 each	Apr. 29, 2024 £ / shares
Disclosure of classes of share capital [line items]
Number of shares cancelled, rounding payout per share (in dollars per share)	£ 0.01
Number of shares cancelled, payout per share maximum (in dollars per share)	£ 1